Income Tax Disclosure	3 Months Ended
Aug. 31, 2010
Notes
Note 6. Income Taxes

NOTE 6.  INCOME TAXES

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.   During fiscal 2010, 2009 and 2008, the Company incurred net losses and, therefore, has no tax liability.  The net deferred tax asset of approximately $49,150 (assuming a 35% effective tax rate) generated by the loss carry-forward has been fully reserved.